UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21226
Eaton Vance Insured Ohio Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2006

Item 1. Schedule of Investments

Eaton Vance Insured Ohio Municipal Bond Fund                                                                           as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.0%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 2.8%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,016,160
		$1,016,160
Hospital — 4.0%
900	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	941,175
500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	512,560
		$1,453,735
Insured-Electric Utilities — 16.8%
1,500	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	1,479,480
4,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	1,617,760
1,775	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	681,209
5,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	1,816,500
600	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 6.014%, 7/1/33 (1)(2)	590,514
		$6,185,463
Insured-Escrowed / Prerefunded — 1.5%
500	University of Akron, (FGIC), Prerefunded to 1/1/10, Variable Rate, 7.21%, 1/1/29 (1)(3)	568,930
		$568,930
Insured-General Obligations — 59.8%
1,500	Ashtabula School District, (Construction Improvements), (FGIC), 5.00%, 12/1/30 (4)	1,526,715
1,000	Cleveland, Municipal School District, (FSA), 5.00%, 12/1/27	1,023,260
1,500	Columbus School District, (FSA), 5.00%, 12/1/32	1,534,605
2,250	Cuyahoga Community College District, (AMBAC), 5.00%, 12/1/32	2,291,085
500	Hilliard School District, (MBIA), 5.00%, 12/1/27	515,765
1,190	Jefferson County, (AMBAC), 4.75%, 12/1/34	1,194,546
600	Lakota School District, (FGIC), 5.25%, 12/1/26	654,186
500	Little Miami School District, (FSA), 5.00%, 12/1/34	511,605
2,500	Olentangy School District, (School Facility Construction and Improvements), (MBIA), 5.00%, 12/1/30	2,544,525
2,400	Plain School District, (FGIC), 0.00%, 12/1/27	813,360
1,400	Powell, (FGIC), 5.50%, 12/1/32	1,495,018
1,000	Ravenna School District, (FSA), 4.50%, 1/15/34	952,200

$2,500	Springboro Community School District, (MBIA), 5.00%, 12/1/32	$2,554,825
750	Tecumseh School District, (FGIC), 4.75%, 12/1/31	746,138
2,600	Trotwood-Madison School District, (School Improvements), (FGIC), 5.00%, 12/1/30	2,649,192
1,000	Zanesville School District, (School Improvements), (MBIA), 5.05%, 12/1/29	1,027,500
		$22,034,525
Insured-Hospital — 7.0%
1,000	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.00%, 5/15/32	1,018,050
1,500	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.125%, 5/15/28	1,544,955
		$2,563,005
Insured-Lease Revenue / Certificates of Participation — 9.4%
1,000	Cleveland, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/27	1,026,970
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 7.365%, 7/1/36 (1)(2)	1,174,740
235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	243,730
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	1,013,450
		$3,458,890
Insured-Pooled Loans — 0.8%
280	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 6.615%, 8/1/27 (1)(2)	297,181
		$297,181
Insured-Public Education — 14.4%
3,000	Cincinnati Technical and Community College, (AMBAC), 5.00%, 10/1/28	3,066,570
1,170	Ohio University, (FSA), 5.25%, 12/1/23	1,234,607
1,000	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	1,017,250
		$5,318,427
Insured-Special Tax Revenue — 14.1%
4,315	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/22	1,967,683
5,000	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/23	2,162,500
1,000	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/24	409,970
615	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 6.405%, 7/1/28 (1)(2)	662,915
		$5,203,068

Insured-Transportation — 15.0%
$4,000	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$4,040,920
500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	541,350
885	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 6.71%, 7/1/28 (1)(2)	924,400
		$5,506,670
Pooled Loans — 7.3%
1,500	Cleveland-Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	1,508,520
1,150	Rickenbacker Port Authority Capital Funding, (Oasbo), 5.375%, 1/1/32	1,195,678
		$2,704,198
Private Education — 8.1%
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/33	1,015,420
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 5.71%, 10/1/29 (1)(3)	1,079,370
850	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.25%, 11/15/33	880,150
		$2,974,940
Total Tax-Exempt Investments — 161.0% (identified cost $57,931,374)		$59,285,192
Other Assets, Less Liabilities — (1.6)%		$(581,409)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.4)%		$(21,875,000)
Net Assets Applicable to Common Shares — 100.0%		$36,828,783

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 86.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 27.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $5,298,050 or 14.4% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/06	136 U.S. Treasury Bond	Short	$(14,523,672)	$(14,505,250)	$18,422

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$57,853,497
Gross unrealized appreciation	$1,641,158
Gross unrealized depreciation	(209,463)
Net unrealized appreciation	$1,431,695

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Ohio Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 28, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 28, 2006